Subsequent Events (Details) - USD ($)				1 Months Ended				3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 12, 2015	Jan. 05, 2015	Jul. 14, 2014	Jun. 30, 2015	Feb. 28, 2015	Jul. 31, 2014	Jan. 31, 2014	Jun. 30, 2015	Mar. 31, 2015	Mar. 27, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 13, 2015	Feb. 03, 2015	Feb. 28, 2014	Jan. 14, 2014
Subsequent Events
Options granted														2,004,420	330,470
Options granted, exercise price														$ 1.50	$ 4.13
Guarantee of Lease by Director [Member]
Subsequent Events
Maximum borrowing capacity under lease financing agreement					$ 500,000
Director
Subsequent Events
Shares that may be purchased under warrant agreement				913,659				913,659				913,659
Exercise price of warrants (in dollars per share)				$ 0.4378				$ 0.4378				$ 0.4378
Common Stock Warrants
Subsequent Events
Period of warrant				5 years		5 years								5 years
Shares that may be purchased under warrant agreement						3,289,086								2,229,702	232,450
Exercise price of warrants (in dollars per share)						$ 1.88								$ 2.00
Common Stock Warrants | Maximum
Subsequent Events
Exercise price of warrants (in dollars per share)															$ 5.00
Common Stock Warrants | Director
Subsequent Events
Period of warrant			5 years	5 years
Shares that may be purchased under warrant agreement			2,250,000
Exercise price of warrants (in dollars per share)			$ 1.88
Common Stock Warrants | Director | Guarantee of Lease by Director [Member]
Subsequent Events
Period of warrant				5 years	5 years
Shares that may be purchased under warrant agreement				241,900	407,614			241,900				241,900
Exercise price of warrants (in dollars per share)				$ 0.44	$ 1.15			$ 0.44				$ 0.44
Percentage vested and exercisable upon issuance					100.00%
Common Stock Warrants | Director One
Subsequent Events
Shares that may be purchased under warrant agreement															76,560
Common Stock Warrants | Director Two
Subsequent Events
Shares that may be purchased under warrant agreement															8,291
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Subsequent Events
Period of warrant												5 years
Shares that may be purchased under warrant agreement				9,000				9,000				9,000
Exercise price of warrants (in dollars per share)				$ 2.00				$ 2.00				$ 2.00					$ 2.00
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Subsequent Events
Period of warrant												5 years
Shares that may be purchased under warrant agreement				2,065,891				2,065,891				2,065,891
Private Placement
Subsequent Events
Exercise price of warrants (in dollars per share)				$ 0.4816				$ 0.4816				$ 0.4816
Private Placement | Common Stock Warrants | Notes Payable to Directors and Affiliates
Subsequent Events
Shares that may be purchased under warrant agreement				232,983				232,983				232,983
Private Placement | Common Stock Warrants | Placement Agent
Subsequent Events
Period of warrant												5 years		5 years
Exercise price of warrants (in dollars per share)														$ 2.00
Private Placement | Common Stock Warrants | Placement Agent | Maximum
Subsequent Events
Shares that may be purchased under warrant agreement														100,224
Private Placement | Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Subsequent Events
Period of warrant									5 years					5 years
Shares that may be purchased under warrant agreement									9,000					2,229,702
Exercise price of warrants (in dollars per share)									$ 2.00					$ 2.00
Private Placement | Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Subsequent Events
Period of warrant									5 years
Shares that may be purchased under warrant agreement									2,065,891
Exercise price of warrants (in dollars per share)									$ 1.15
Subsequent Event | Director | Financial Commitment Letter July 2014 | Notes payable | Notes Payable to Directors and Affiliates
Subsequent Events
Principal amount of debt, maturity date extended					$ 450,000
Interest rate (as a percentage)					10.00%
Subsequent Event | Director | Guarantee of Lease by Director [Member]
Subsequent Events
Maximum borrowing capacity under lease financing agreement					$ 500,000
Subsequent Event | Director Two | Notes payable | Notes Payable to Directors and Affiliates
Subsequent Events
Interest rate (as a percentage)														10.00%
Borrowings														$ 310,000
Subsequent Event | Director Three | Notes payable | Notes Payable to Directors and Affiliates
Subsequent Events
Interest rate (as a percentage)														10.00%
Borrowings														$ 310,000
Subsequent Event | Chief Information Officer and Executive Vice President | Employment Agreement
Subsequent Events
Annualized base salary		$ 197,550
Subsequent Event | Common Stock Warrants
Subsequent Events
Exercise price of warrants (in dollars per share)														$ 1.15
Subsequent Event | Common Stock Warrants | Director | Guarantee of Lease by Director [Member]
Subsequent Events
Period of warrant					5 years
Shares that may be purchased under warrant agreement					407,614
Exercise price of warrants (in dollars per share)					$ 1.15
Percentage vested and exercisable upon issuance					100.00%
Subsequent Event | Common Stock Warrants | Placement Agent
Subsequent Events
Period of warrant														5 years
Shares that may be purchased under warrant agreement														109,931
Exercise price of warrants (in dollars per share)														$ 1.15
Subsequent Event | Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Subsequent Events
Period of warrant														5 years
Shares that may be purchased under warrant agreement														9,000
Exercise price of warrants (in dollars per share)														$ 2.00
Subsequent Event | Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Subsequent Events
Period of warrant														5 years
Shares that may be purchased under warrant agreement														2,065,891
Exercise price of warrants (in dollars per share)														$ 1.15
Subsequent Event | Private Placement | Common Stock Warrants
Subsequent Events
Exercise price of warrants (in dollars per share)														$ 1.15
Subsequent Event | Private Placement | Common Stock Warrants | Director | Financial Commitment Letter July 2014
Subsequent Events
Period of warrant					5 years
Exercise price of warrants (in dollars per share)					$ 1.15
Subsequent Event | Private Placement | Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Subsequent Events
Period of warrant										5 years
Shares that may be purchased under warrant agreement										9,000
Exercise price of warrants (in dollars per share)										$ 2.00
Subsequent Event | Private Placement | Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Subsequent Events
Period of warrant										5 years
Shares that may be purchased under warrant agreement										2,065,891
Exercise price of warrants (in dollars per share)										$ 1.15
Stock options
Subsequent Events
Options granted								93,000			110,000	558,000	110,000	2,004,420	330,470
Stock options | Subsequent Event | Director One
Subsequent Events
Options granted	120,000
Options granted, exercise price	$ 1.00
Vesting percentage on grant date	33.33%
Vesting percentage, remaining vesting period	33.33%
Vesting period	2 years
Options expiration period from date of grant	5 years
Incentive stock options | Subsequent Event | Chief Information Officer and Executive Vice President | Employment Agreement
Subsequent Events
Options granted		175,000
Options granted, exercise price		$ 1.50
Incentive stock options | Vested Immediately | Subsequent Event | Chief Information Officer and Executive Vice President | Employment Agreement
Subsequent Events
Options granted		58,333
Incentive stock options | Vesting on January 5, 2016 | Subsequent Event | Chief Information Officer and Executive Vice President | Employment Agreement
Subsequent Events
Options granted		58,333
Incentive stock options | Vesting on January 5, 2017 | Subsequent Event | Chief Information Officer and Executive Vice President | Employment Agreement
Subsequent Events
Options granted		58,334
Short term notes payable | Common Stock Warrants
Subsequent Events
Shares that may be purchased under warrant agreement							821,250												821,250
Exercise price of warrants (in dollars per share)							$ 3.60												$ 3.60
Short term notes payable | Common Stock Warrants | Maximum
Subsequent Events
Period of warrant							5 years
Short term notes payable | Common Stock Warrants | Director
Subsequent Events
Shares that may be purchased under warrant agreement																		718,750
Short term notes payable | Subsequent Event | Common Stock Warrants
Subsequent Events
Exercise price of warrants (in dollars per share)																$ 1.40